Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Level 1 [Member]
Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	(72)	(92)	(437)
Contingent consideration
Level 3 [Member]
Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	$ (21,712)	$ (23,534)	$ (23,121)